Expense Example - Guinness Atkinson(TM) K-Beauty ETF - Guinness Atkinson(TM) K-Beauty ETF	Oct. 28, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 56
Expense Example, with Redemption, 3 Years	$ 176